Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue (notes 4 and 5)	$ 3,162	$ 2,833	$ 5,909	$ 5,476
Costs and expenses (income)
Cost of sales (notes 4 and 6)	1,979	1,937	3,915	3,878
General and administrative expenses	32	28	60	67
Exploration, evaluation and project expenses	97	101	192	172
Impairment charges (note 8b)	1	22	18	23
Loss (gain) on currency translation	5	(12)	17	26
Closed mine rehabilitation	(9)	(13)	(11)	9
Income from equity investees (note 11)	(115)	(58)	(163)	(111)
Other expense (note 8a)	80	18	97	70
Income before finance costs and income taxes	1,092	810	1,784	1,342
Finance costs, net	(51)	(44)	(82)	(102)
Income before income taxes	1,041	766	1,702	1,240
Income tax expense (note 9)	(407)	(264)	(581)	(469)
Net income	634	502	1,121	771
Attributable to:
Equity holders of Barrick Gold Corporation	370	305	665	425
Non-controlling interests (note 14)	$ 264	$ 197	$ 456	$ 346
Earnings per share data attributable to the equity holders of Barrick Gold Corporation (note 7)
Basic	$ 0.21	$ 0.17	$ 0.38	$ 0.24
Diluted	$ 0.21	$ 0.17	$ 0.38	$ 0.24